Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF

October 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.6%

Communication Services - 4.6%
Alphabet, Inc. Class A*	4,598	$570,520
Liberty Broadband Corp. Class C*	7,026	585,336
Liberty Media Corp.-Liberty Formula One Class C*	9,291	601,035
Meta Platforms, Inc. Class A*	1,999	602,239
Trade Desk, Inc. (The) Class A*	8,523	604,792
Warner Music Group Corp. Class A	19,761	618,519
Total Communication Services		3,582,441
Consumer Discretionary - 12.9%
Airbnb, Inc. Class A*	5,213	616,646
Aptiv PLC*	7,001	610,487
Booking Holdings, Inc.*	223	622,072
Burlington Stores, Inc.*	5,311	642,790
Chipotle Mexican Grill, Inc.*	345	670,059
Darden Restaurants, Inc.	4,427	644,261
DR Horton, Inc.	6,146	641,642
Expedia Group, Inc.*	6,591	628,056
Garmin Ltd.	6,154	630,970
Lennar Corp. Class A	5,960	635,813
Lululemon Athletica, Inc.*	1,559	613,435
Marriott International, Inc. Class A	3,327	627,339
MercadoLibre, Inc. (Brazil)*	532	660,074
NVR, Inc.*	114	617,039
Ross Stores, Inc.	5,486	636,212
TJX Cos., Inc. (The)	7,105	625,737
Total Consumer Discretionary		10,122,632
Consumer Staples - 1.6%
Costco Wholesale Corp.	1,136	627,572
Monster Beverage Corp.*	12,478	637,626
Total Consumer Staples		1,265,198
Energy - 12.3%
Chevron Corp.	3,906	569,221
ConocoPhillips	5,172	614,434
Coterra Energy, Inc.	22,099	607,722
Diamondback Energy, Inc.	3,796	608,575
Enterprise Products Partners LP	22,789	593,426
EOG Resources, Inc.	4,768	601,960
Exxon Mobil Corp.	5,734	606,944
Halliburton Co.	15,069	592,814
Hess Corp.	3,891	561,860
Marathon Petroleum Corp.	4,200	635,250
Occidental Petroleum Corp.	9,991	617,544
ONEOK, Inc.	9,404	613,141
Phillips 66	5,552	633,317
Pioneer Natural Resources Co.	2,538	606,582
Schlumberger NV	10,667	593,725
Valero Energy Corp.	4,801	609,727
Total Energy		9,666,242
Financials - 8.8%
American Express Co.	4,341	633,916
Apollo Global Management, Inc.	7,578	586,840
Arch Capital Group Ltd.*	7,667	664,576
Berkshire Hathaway, Inc. Class B*	1,863	635,898
Brown & Brown, Inc.	9,398	652,409
FleetCor Technologies, Inc.*	2,634	593,098
Interactive Brokers Group, Inc. Class A	7,831	627,028
Security Description	Shares	Value
COMMON STOCKS (continued)

Financials (continued)
Mastercard, Inc. Class A	1,636	$615,709
NU Holdings Ltd. Class A (Brazil)*	76,914	630,695
Tradeweb Markets, Inc. Class A	7,543	678,945
Visa, Inc. Class A	2,711	637,356
Total Financials		6,956,470
Health Care - 8.3%
Align Technology, Inc.*	2,362	436,002
Eli Lilly & Co.	1,088	602,676
ICON PLC*	2,817	687,235
IDEXX Laboratories, Inc.*	1,467	586,023
Intuitive Surgical, Inc.*	2,302	603,630
Regeneron Pharmaceuticals, Inc.*	789	615,333
Stryker Corp.	2,381	643,394
Veeva Systems, Inc. Class A*	3,216	619,755
Vertex Pharmaceuticals, Inc.*	1,707	618,122
West Pharmaceutical Services, Inc.	1,694	539,183
Zoetis, Inc.	3,769	591,733
Total Health Care		6,543,086
Industrials - 19.1%
AMETEK, Inc.	4,456	627,271
Automatic Data Processing, Inc.	2,603	568,027
Caterpillar, Inc.	2,538	573,715
Cintas Corp.	1,257	637,450
Copart, Inc.*	14,216	618,680
CSX Corp.	20,810	621,179
Cummins, Inc.	2,902	627,703
Deere & Co.	1,681	614,170
Delta Air Lines, Inc.	19,589	612,156
Eaton Corp. PLC	3,211	667,599
Expeditors International of Washington, Inc.	5,520	603,060
Fastenal Co.	10,938	638,123
HEICO Corp.	3,994	632,690
Illinois Tool Works, Inc.	2,821	632,243
JB Hunt Transport Services, Inc.	3,635	624,747
Old Dominion Freight Line, Inc.	1,619	609,813
PACCAR, Inc.	7,714	636,636
Quanta Services, Inc.	3,793	633,886
Rockwell Automation, Inc.	2,352	618,129
Rollins, Inc.	18,921	711,619
Trane Technologies PLC	3,340	635,635
United Airlines Holdings, Inc.*	17,739	621,042
United Rentals, Inc.	1,535	623,624
WW Grainger, Inc.	914	667,065
Total Industrials		15,056,262
Information Technology - 25.3%
Accenture PLC Class A	2,128	632,207
Adobe, Inc.*	1,161	617,722
Amphenol Corp. Class A	7,927	638,520
Analog Devices, Inc.	3,830	602,574
Apple, Inc.	3,628	619,553
Applied Materials, Inc.	4,676	618,869
Arista Networks, Inc.*	3,365	674,245
Autodesk, Inc.*	3,143	621,151
Broadcom, Inc.	728	612,517
Cadence Design Systems, Inc.*	2,616	627,448

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

October 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)

Information Technology (continued)
Check Point Software Technologies Ltd. (Israel)*	4,739	$636,211
Cisco Systems, Inc.	12,023	626,759
Cognizant Technology Solutions Corp. Class A	9,653	622,329
Fortinet, Inc.*	11,188	639,618
Gartner, Inc.*	1,832	608,297
Intuit, Inc.	1,245	616,213
KLA Corp.	1,357	637,383
Lam Research Corp.	1,047	615,866
Microchip Technology, Inc.	8,437	601,474
Microsoft Corp.	1,906	644,438
Monolithic Power Systems, Inc.	1,518	670,561
NVIDIA Corp.	1,460	595,388
NXP Semiconductors NV (China)	3,442	593,504
ON Semiconductor Corp.*	7,507	470,238
Palo Alto Networks, Inc.*	2,550	619,701
Salesforce, Inc.*	3,107	623,979
ServiceNow, Inc.*	1,159	674,364
Skyworks Solutions, Inc.	6,938	601,802
Synopsys, Inc.*	1,342	629,988
TE Connectivity Ltd.	5,408	637,333
Teledyne Technologies, Inc.*	1,630	610,582
Tyler Technologies, Inc.*	1,711	638,032
Total Information Technology		19,878,866
Materials - 4.1%
Celanese Corp.	5,549	635,416
Freeport-McMoRan, Inc.	18,729	632,666
LyondellBasell Industries NV Class A	6,961	628,161
Nucor Corp.	4,467	660,178
Steel Dynamics, Inc.	6,356	676,977
Total Materials		3,233,398
Real Estate - 1.6%
CoStar Group, Inc.*	8,568	628,977
Prologis, Inc.	6,226	627,269
Total Real Estate		1,256,246
Total Common Stocks
(Cost $77,693,670)		77,560,841
TOTAL INVESTMENTS - 98.6%
(Cost $77,693,670)		77,560,841
Other Assets in Excess of Liabilities - 1.4%		1,116,790
Net Assets - 100.0%		$78,677,631

*	Non-income producing security.

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

October 31, 2023 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$77,560,841	$—	$—	$77,560,841
Total	$77,560,841	$—	$—	$77,560,841